PROPERTY AND EQUIPMENT	9 Months Ended
Jan. 31, 2023
Property Plant And Equipment Abstract
PROPERTY AND EQUIPMENT

NOTE 2 – PROPERTY AND EQUIPMENT

Property and equipment, stated at cost, consisted of the following:

	Estimated Life	January 31, 2023	April 30, 2022
Football Equipment	1-5 years	$583,401	$507,133
Office Equipment	1 year	11,000	11,000
Less: Accumulated Depreciation		(114,161)	-
		$480,240	$518,133

The Company commenced training camp operations on June 9, 2022, including the transportation of certain football and office equipment previously held in storage or purchased during the nine months ended January 31, 2023. As a result, the Company commenced depreciation of certain of its football and office equipment.

During the nine months ended January 31, 2023, the Company purchased $76,268 of football equipment. Depreciation expense amounted to $44,503 and $114,161 for the three and nine months ended January 31, 2023, respectively. There was no depreciation expense for the three and nine months ended January 31, 2022, respectively.